COMMITMENTS AND CONTINGENCIES (Details Narrative)			9 Months Ended	12 Months Ended
	Sep. 24, 2024 USD ($)	Jan. 01, 2023	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Apr. 01, 2025 EUR (€)	Sep. 30, 2024 USD ($)
Loss Contingencies [Line Items]
Accrued expenses			$ 200,000	$ 200,000
Contingent consideration description			If during the three-year period since April 26, 2023, the Company’s market cap equals or exceeds $100 million for at least ten consecutive trading days, then the Company will issue to the seller shares of the Company’s common stock equal to (a) $2.0 million divided by (b) the quotient of $100 million divided by the number of the Company’s then issued and outstanding shares of common stock. If during that three-year period, the Company’s market cap equals or exceeds $200 million for at least ten consecutive trading days, then the Company will issue to the seller additional shares of the Company’s common stock equal to (a) $2.0 million divided by (b) the quotient of $200 million dividend by the number of the Company’s then issued and outstanding shares of common stock.
Contingent consideration fair value liability								$ 41,000
Contingent consideration obligation expire date			Apr. 26, 2026
Factor L& C Agreement [Member]
Loss Contingencies [Line Items]
Notice period for customary termination rights	90 days
401 K [Member]
Loss Contingencies [Line Items]
Employees contribution, deferral percentage of their pay on a pre-tax basis		100.00%	100.00%
Employer matching contribution up to first 3%		3.00%	3.00%
Employee contribution threshold for matching percentage		50.00%	50.00%
Employer matching contribution in excess of first 2%		2.00%	2.00%
Deferred compensation matched by employer, next match		4.00%	4.00%
Maximum [Member]
Loss Contingencies [Line Items]
Employees contribution, deferral percentage of their pay on a pre-tax basis						90.00%
Employees contribution, deferral percentage of annual compensation			100.00%
Maximum [Member] | 401 K [Member]
Loss Contingencies [Line Items]
Employer matching contributions				$ 100,000	$ 100,000
Forecast [Member]
Loss Contingencies [Line Items]
Amount obligated to pay | €							€ 667
First Twelve Months [Member] | Factor L& C Agreement [Member]
Loss Contingencies [Line Items]
Costs	$ 200,000
First Nine Months [Member] | Factor L& C Agreement [Member]
Loss Contingencies [Line Items]
Costs	$ 100,000